Schedule of common share purchase warrant (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Balance, shares
Share-based compensation expense, value						$ 33,091
Balance, shares	0		0
Common Stock Warrant [Member]
Balance, shares			1,652,988	1,652,988	1,652,988
Balance, value			$ 2,955,944	$ 2,922,853	$ 2,922,853
Share-based compensation expense, shares
Share-based compensation expense, value					$ 33,091
Balance, shares	1,652,988		1,652,988		1,652,988	1,652,988
Balance, value	$ 2,955,944		$ 2,955,944		$ 2,955,944	$ 2,922,853